Average Annual Total Returns{- Franklin U.S. Government Money Fund} - Franklin U.S. Government Money Fund-16 - Franklin U.S. Government Money Fund - Return Before Taxes	Class A Past 1 year	Class A Past 5 years	Class A Past 10 years	Class R6 Past 1 year	Class R6 Past 5 years	Class R6 Since Inception
Total	1.66%	0.65%	0.32%	1.74%	0.69%	0.52%	[1]

[1]	1. Since inception May 1, 2013.